Debt	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Debt Disclosure [Abstract]
Debt
5.	Debt

Mortgage Notes Payable

The following is a summary of mortgage notes payable, net, secured by real property as of September 30, 2019 and December 31, 2018.

	September 30, 2019
	Number of Instruments	Maturity Date Range	Interest Rate Range		Weighted Average Interest Rate
Type			Minimum	Maximum		Principal Outstanding
Variable rate(1)	6	12/1/2024 - 9/1/2025	1-Mo LIBOR + 1.88%	1-Mo LIBOR + 2.28%	3.99%	$202,046,000
Fixed rate	10	7/1/2025 - 5/1/2054	3.36%	4.60%	4.11%	353,528,608

Mortgage notes payable, gross	16				4.07%	555,574,608

Deferred financing costs, net(2)						(3,768,199)

Mortgage notes payable, net						$551,806,409

	December 31, 2018
	Number of Instruments	Maturity Date Range	Interest Rate Range		Weighted Average Interest Rate
Type			Minimum	Maximum		Principal Outstanding
Variable rate(1)	8	12/1/2024 - 11/1/2025	1-Mo LIBOR + 1.88%	1-Mo LIBOR + 2.28%	4.53%	$277,432,000
Fixed rate	7	7/1/2025 - 5/1/2054	4.34%	4.60%	4.45%	228,127,333

Mortgage notes payable, gross	15				4.49%	505,559,333

Deferred financing costs, net(2)						(3,416,027)

Mortgage notes payable, net						$502,143,306

(1)	See Note 10 (Derivative Financial Instruments) for a discussion of the interest rate cap agreements used to manage the exposure to interest rate movement on the Company’s variable rate loans.
(2)	Accumulated amortization related to deferred financing costs as of September 30, 2019 and December 31, 2018 was $2,048,573 and $1,602,290, respectively.

Stoneridge Farms Financing

On July 30, 2019, one of the Company’s indirect wholly-owned subsidiaries entered into a loan agreement with Berkeley Point Capital LLC, d/b/a Newmark Knight Frank (“Berkeley Point”), for the principal amount of $45,711,000. The loan agreement provides for a term loan with a maturity date of August 1, 2029, unless the maturity date is accelerated pursuant to the loan agreement’s terms. The loan accrues interest at a fixed rate of 3.36% per annum. The entire outstanding principal balance and any accrued and unpaid interest on the loan is due on the maturity date. Interest only payments on the loan are payable monthly in arrears on specified dates as set forth in the loan agreement and interest and principal payments are due beginning September 1, 2024. Monthly payments are due and payable on the first day of each month, commencing September 1, 2019. The loan is secured by Stoneridge Farms, a 336-unit property located in Smyrna, Tennessee. The Company paid $228,555 in loan origination fees to Berkeley Point in connection with the financing, and paid the Advisor a loan coordination fee of $342,833.

Refinancing Transactions

On September 27, 2019, the Company, through its wholly-owned subsidiaries (each, a “Borrower” and collectively, the “Borrowers”), refinanced $75,386,000 of existing variable rate loans with its existing lender, PNC Bank, National Association (“PNC Bank”) with new fixed rate Freddie Mac loans in an aggregate principal amount of $80,410,000. Each of the loans has a maturity date of October 1, 2029. Interest only payments are payable monthly through November 1, 2024, with interest and principal payments due monthly thereafter. The Borrowers paid $301,538 in the aggregate in loan origination fees to PNC Bank in connection with the refinancing, and the Advisor earned loan coordination fees of $200,000. The refinancing transactions are treated as loan modifications in accordance with ASC 470 Debt, with lender direct expenses capitalized as deferred financing costs in mortgage notes payable, net in the accompanying consolidated balance sheets and third-party loan fees expensed in interest expense in the accompanying consolidated statements of operations.

The following is a summary of the refinancing of mortgage notes payable secured by real property during the three months ended September 30, 2019:

Property	Closing Date	Lender	Interest Rate	Loan Amount
Delano at North Richland Hills	9/27/2019	PNC Bank	3.56%	$32,159,000
Lakeside at Coppell	9/27/2019	PNC Bank	3.56%	48,251,000

				$80,410,000

Master Credit Facility

On July 31, 2018, (the “Closing Date”), 16 indirect wholly-owned subsidiaries of the Company terminated the existing mortgage loans with their lenders for an aggregate principal amount of $479,318,649 and entered into a Master Credit Facility Agreement (“MCFA”) with Newmark Group Inc. (“Facility Lender”) for an aggregate principal amount of $551,669,000. The MCFA provides for three tranches: (i) a fixed rate loan in the aggregate principal amount of $331,001,400 that accrues interest at 4.43% per annum; (ii) a fixed rate loan in the aggregate principal amount of $137,917,250 that accrues interest at 4.57%; and (iii) a variable rate loan in the aggregate principal amount of $82,750,350 that accrues interest at the one-month London Interbank Offered Rate (“LIBOR”) plus 1.70%. The loans have a maturity date of August 1, 2028, unless the maturity date is accelerated in accordance with the terms of the loan documents. Interest only payments are payable monthly through August 1, 2025, with interest and principal payments due monthly thereafter. The Company paid $1,930,842 in the aggregate in loan origination fees to the Facility Lender in connection with the refinancings, and paid the Advisor a loan coordination fee of $2,758,345.

CME Loans

Additionally, on the Closing Date, five of the Company’s indirect wholly-owned subsidiaries terminated the existing mortgage loans with their lenders for an aggregate principal amount of $131,318,742 and entered into new loan agreements with PNC Bank for an aggregate principal amount of $160,850,000. Each loan agreement provides for a term loan, a (“CME Loan” and, collectively, the “CME Loans”), with a maturity date of August 1, 2028, unless the maturity date is accelerated in accordance with the loan terms. Each CME Loan accrues interest at a fixed rate of 4.43% per annum. The entire outstanding principal balance and any accrued and unpaid interest on each of the CME Loans are due on the maturity date. Interest only payments on the CME Loans are payable monthly in arrears on specified dates as set forth in each loan agreement and interest and principal payments are due beginning September 1, 2023. Monthly payments are due and payable on the first day of each month, commencing September 1, 2018. The Company paid $643,400 in the aggregate in loan origination fees to PNC Bank in connection with the refinancings, and paid the Advisor a loan coordination fee of $804,250.

Line of Credit

On May 18, 2016, the Company entered into a line of credit facility (the “Line of Credit”) with PNC Bank in an amount not to exceed $65,000,000. The Line of Credit provided for advances (each, an “LOC Loan” and collectively, the “LOC Loans”) solely for the purpose of financing the costs in connection with acquisitions and development of real estate projects and for general corporate purposes (subject to certain debt service and loan to value requirements). The Line of Credit had a maturity date of May 17, 2019, subject to extension (the “LOC Maturity Date”), as further described in the loan agreement (the “LOC Loan Agreement”) entered into by certain of the Company’s wholly-owned subsidiaries with PNC Bank in connection with the acquisition of the Landings of Brentwood Property (the “Mortgaged Property”). Advances made under the Line of Credit were secured by the Mortgaged Property, as evidenced by the LOC Loan Agreement, the Revolving Credit Loan Note (the “LOC Note”), the Deed of Trust and a Guaranty from the Company (the “LOC Guaranty,” together with the LOC Loan Agreement and the LOC Note, the “LOC Loan Documents”).

The Company had the option to select the interest rate in respect of the outstanding unpaid principal amount of the LOC Loans from the following options (the “Interest Rate Options”): (1) the sum of the Base Rate (as defined in the LOC Loan Agreement) plus 0.60%, or (2) a rate per annum fixed for the applicable LIBOR Interest Period (as defined in the LOC Loan Agreement) equal to the sum of LIBOR plus 1.60%. The Company terminated the Line of Credit on January 9, 2019.

As of September 30, 2019 and December 31, 2018, the advances obtained and certain financing costs incurred under the MCFA and Line of Credit, which is included in credit facilities, net, in the accompanying consolidated balance sheets, are summarized in the following table.

	Amount of Advance as of
	September 30, 2019	December 31, 2018
Principal balance on Line of Credit, gross(1)	$—	$—
Principal balance on MCFA, gross	551,669,000	551,669,000
Deferred financing costs, net on MCFA(2)	(3,310,486)	(3,612,316)
Deferred financing costs, net on Line of Credit(3)	—	(44,247)

Credit facilities, net	$548,358,514	$548,012,437

(1)	At December 31, 2018, Landings of Brentwood was pledged as collateral pursuant to the Line of Credit. On January 9, 2019, the Company terminated the Line of Credit.
(2)	Accumulated amortization related to deferred financing costs in respect of the MCFA as of September 30, 2019 and December 31, 2018, was $730,471 and $428,641, respectively.
(3)	Accumulated amortization related to deferred financing costs in respect of the Line of Credit as of September 30, 2019 and December 31, 2018, was $0 and $280,753, respectively.

Maturity and Interest

The following is a summary of the Company’s aggregate maturities as of September 30, 2019:

			Maturities During the Years Ending December 31,
Contractual Obligations	Total	Remainder of 2019	2020	2021	2022	2023	Thereafter
Principal payments on outstanding debt(1)	$1,107,243,608	$247,221	$1,142,443	$4,327,459	$4,412,236	$5,231,961	$1,091,882,288

(1)

Projected principal payments on outstanding debt obligations are based on the terms of the notes payable agreements. Amounts exclude the amortization of deferred financing costs associated with the notes payable.

The Company’s notes payable contain customary financial and non-financial debt covenants. At September 30, 2019, the Company was in compliance with all debt covenants.

For the three and nine months ended September 30, 2019, the Company incurred interest expense of $12,562,978 and $36,962,055, respectively. Interest expense for the three and nine months ended September 30, 2019, includes amortization of deferred financing costs of $256,547 and $750,751, net unrealized losses from the change in fair value of interest rate cap agreements of $24,144 and $223,867 and credit facility commitment fees of $0 and $2,137, net of capitalized interest of $49,068 and $49,068, respectively. The capitalized interest is included in real estate held for development on the consolidated balance sheets.

For the three and nine months ended September 30, 2018, the Company incurred interest expense of $12,273,389 and $31,619,697, respectively. Interest expense for the three and nine months ended September 30, 2018, includes amortization of deferred financing costs of $269,417 and $762,658, net unrealized gains from the change in fair value of interest rate cap agreements of $62,119 and $641,013, credit facility commitment fees of $16,101 and $30,978, loan fees associated with mortgage notes refinancing of $566,048 and $587,520 and loan discount amortization of $29,582 and $207,074, respectively.

Interest expense of $3,664,971 and $4,006,127 was payable as of September 30, 2019 and December 31, 2018, respectively, and is included in accounts payable and accrued liabilities in the accompanying consolidated balance sheets.

5. Debt

Mortgage Notes Payable

The following is a summary of mortgage notes payable, net secured by real property as of December 31, 2018 and 2017:

	December 31, 2018
			Interest Rate Range		Weighted Average Interest Rate
Type	Number of Instruments	Maturity Date Range	Minimum	Maximum		Principal Outstanding
Variable rate(1)	8	12/1/2024 - 11/1/2025	1-Mo LIBOR + 1.88%	1-Mo LIBOR + 2.28%	4.53%	$277,432,000
Fixed rate	7	7/1/2025 - 5/1/2054	4.34%	4.60%	4.45%	228,127,333

Mortgage notes payable, gross	15				4.49%	505,559,333

Discount, net(2)						—
Deferred financing costs, net(3)						(3,416,027)

Mortgage notes payable, net						$502,143,306

	December 31, 2017
			Interest Rate Range		Weighted Average Interest Rate
Type	Number of Instruments	Maturity Date Range	Minimum	Maximum		Principal Outstanding
Variable rate(1)	29	12/1/2021 - 9/1/2026	1-Mo LIBOR + 1.61%	1-Mo LIBOR + 2.48%	3.58%	$888,345,717
Fixed rate	2	7/1/2025 - 5/1/2054	4.34%	4.60%	4.51%	67,823,579

Mortgage notes payable, gross	31				3.63%	956,169,296

Discount, net(2)						(2,275,838)
Deferred financing costs, net(3)						(5,336,384)

Mortgage notes payable, net						$948,557,074

(1)	See Note 10 (Derivative Financial Instruments) for a discussion of the interest rate cap agreements used to manage the exposure to interest rate movement on the Company’s variable rate loans.
(2)	Accumulated amortization related to the debt discount as of December 31, 2018 and 2017 was $0 and $445,702, respectively.
(3)	Accumulated amortization related to deferred financing costs as of December 31, 2018 and 2017 was $1,602,290 and $2,234,655, respectively.

Credit Facilities

Refinancing Transactions

On July 31, 2018, (the “Closing Date”), 16 indirect wholly-owned subsidiaries of the Company terminated the existing mortgage loans with their lenders for an aggregate principal amount of $479,318,649 and entered into a Master Credit Facility Agreement (“MCFA”) with Newmark Knight Frank (formerly with Berkeley Point Capital LLC) (“Facility Lender”) for an aggregate principal amount of $551,669,000. The MCFA provides for three tranches: (i) a fixed rate loan in the aggregate principal amount of $331,001,400 that accrues interest at 4.43% per annum; (ii) a fixed rate loan in the aggregate principal amount of $137,917,250 that accrues interest at 4.57%; and (iii) a variable rate loan in the aggregate principal amount of $82,750,350 that accrues interest at the one-month London Interbank Offered Rate (“LIBOR”) plus 1.70%. The loans have a maturity date of August 1, 2028, unless the maturity date is accelerated in accordance with the terms of the loan documents. Interest only payments are payable monthly through August 1, 2025, with interest and principal payments due monthly thereafter. The Company paid $1,930,842 in the aggregate in loan origination fees to the Facility Lender in connection with the refinancings, and paid the Advisor a loan coordination fee of $2,758,345.

On the Closing Date, five indirect wholly-owned subsidiaries of the Company terminated the existing mortgage loans with their lenders for an aggregate principal amount of $131,318,742 and entered into new loan agreements with PNC Bank, National Association (“PNC Bank”) for an aggregate principal amount of $160,850,000. Each loan agreement provides for a term loan (each a “CME Loan” and, collectively the “CME Loans”) with a maturity date of August 1, 2028, unless the maturity date is accelerated with the loan terms. Each CME Loan accrues interest at a fixed rate of 4.43% per annum. The entire outstanding principal balance and any accrued and unpaid interest on each of the CME Loans are due on the maturity date. Interest only payments on the CME Loans are payable monthly in arrears on specified dates as set forth in each loan agreement and interest and principal payments are due beginning September 1, 2023. Monthly payments are due and payable on the first day of each month, commencing September 1, 2018. The Company paid $643,400 in the aggregate in loan origination fees to PNC Bank in connection with the refinancings, and paid the Advisor a loan coordination fee of $804,250.

On November 29, 2017, three of the Company’s wholly-owned subsidiaries refinanced their existing loans under the Company’s revolving credit facility for an aggregate principal amount of $93,825,000 and entered into new loan agreements (each a “Tranche 1 Loan Agreement”), with PNC Bank, for an aggregate principal amount of $100,752,000, (the “November Refinancing Transactions”). Additionally, on December 29, 2017, another three of the Company’s wholly-owned subsidiaries refinanced their existing loans under the revolving credit facility for an aggregate principal amount of $92,475,000 and entered into new loan agreements, (each a “Tranche 2 Loan Agreement” and, together with the Tranche 1 Loan Agreement, the “Loan Agreements”) with PNC Bank for an aggregate principal amount of $97,080,000, (the “December Refinancing Transactions,” and, together with the November Refinancing Transactions, the “2017 Refinancing Transactions”).

In the 2017 Refinancing Transactions, each Loan Agreement was made pursuant to the Freddie Mac Capital Markets Execution Program (“CME”), as evidenced by a multifamily note. Pursuant to the CME, PNC Bank originates the mortgage loan and then transfers the loan to the Federal Home Loan Mortgage Corporation. Each Loan Agreement refinanced in November and December provides for a term loan with a maturity of December 1, 2024 or January 1, 2025, respectively, unless the maturity date is accelerated in accordance with its terms. Each loan refinanced in November and December accrues interest at the one-month LIBOR plus 1.94% or 1.88%, respectively. The entire outstanding principal balance and any accrued and unpaid interest on each of the loans are due on the maturity date. Interest and principal payments on the loans are payable monthly in arrears on specified dates as set forth in each loan agreement. Monthly payments are due and payable on the first day of each month commencing on January 1, or February 1, 2018, as applicable.

Revolving Credit Facility

On August 26, 2015, the Company entered into a revolving credit facility (the “Credit Facility”) with PNC Bank in an amount not to exceed $200,000,000, which provided for advances to purchase properties or refinance existing properties from time to time (subject to certain debt service and loan to value requirements). The Credit Facility had a maturity date of September 1, 2020, subject to extension (the “Maturity Date”). The maximum amount available to be drawn under the Credit Facility could have been increased up to $350,000,000 at any time during the period from January 1, 2016 to 12 months prior to the Maturity Date, as further described in the Credit Agreement (the “Credit Agreement”) entered into by certain of the Company’s wholly-owned subsidiaries with PNC Bank in connection with property acquisitions. For each advance drawn under the Credit Facility, an Addition Fee, as defined in the Credit Agreement, was incurred. Advances made under the Credit Facility were secured by the property for which such advances were used (each a “Loan” and collectively the “Loans”), as evidenced by the Credit Agreement, Multifamily Loan and Security Agreement (the “Loan and Security Agreement”), the Multifamily Revolving Credit Note (the “Note”) and a Multifamily Deed of Trust, Assignment of Rents, Security Agreement and Fixture Filing (the “Mortgage”) and a Guaranty from the Company (the “Guaranty,” together with the Credit Agreement, the Loan and Security Agreement, the Note and the Mortgage, the “Loan Documents”). Each Loan was purchased from PNC Bank by the Federal Home Loan Mortgage Corporation (“Freddie Mac”). As of December 31, 2018, the Company had no outstanding balance under the Credit Facility. The Company is in the process of terminating the Credit Facility.

Interest on the outstanding principal balances of the loans accrued at the one-month LIBOR plus (1) the servicing spread of 0.05% and (2) the net spread, based on the debt service coverage ratio, of between 1.80% and 2.10%, as further described in the applicable Notes. Monthly interest payments were due and payable on the first day of each month until the maturity dates. The entire outstanding principal balance and any accrued and unpaid interest on the loans were due and payable in full on the maturity date. In addition to monthly interest payments, an unused commitment fee equal to 0.1% of the average daily difference between (1) the amount outstanding and (2) the maximum facility available was due and payable monthly. Additionally, an unused capacity fee equal to 1.0% of the average daily difference between the amount of the (1) maximum facility available and (2) the outstanding borrowing tranches, each as defined in the Credit Agreement, was due and payable monthly. Upon the second anniversary of each advance pursuant to the Credit Facility, a seasoning fee equal to 0.25% of such advance was due and payable monthly. The seasoning fee would increase by 0.25% on each subsequent anniversary until the Maturity Date.

Revolving Line of Credit

On May 18, 2016, the Company entered into a line of credit facility (the “Line of Credit”) with PNC Bank in an amount not to exceed $65,000,000. The Line of Credit provided for advances (each, an “LOC Loan” and collectively, the “LOC Loans”) solely for the purpose of financing the costs in connection with acquisitions and development of real estate projects and for general corporate purposes (subject to certain debt service and loan to value requirements). The Line of Credit had a maturity date of May 17, 2019, subject to extension (the “LOC Maturity Date”), as further described in the loan agreement (the “LOC Loan Agreement”) entered into by certain of the Company’s wholly-owned subsidiaries with PNC Bank in connection with the acquisition of the Landings of Brentwood Property (the “Mortgaged Property”). Advances made under the Line of Credit were secured by the Mortgaged Property, as evidenced by the LOC Loan Agreement, the Revolving Credit Loan Note (the “LOC Note”), the Deed of Trust and a Guaranty from the Company (the “LOC Guaranty,” together with the LOC Loan Agreement and the LOC Note, the “LOC Loan Documents”).

The Company had the option to select the interest rate in respect of the outstanding unpaid principal amount of the LOC Loans from the following options (the “Interest Rate Options”): (1) the sum of the Base Rate (as defined in the LOC Loan Agreement) plus 0.60%, or (2) a rate per annum fixed for the applicable LIBOR Interest Period (as defined in the LOC Loan Agreement) equal to the sum of LIBOR plus 1.60%. The Company could have selected different Interest Rate Options and different LIBOR Interest Periods to apply simultaneously to the LOC Loans comprising of different Borrowing Tranches (as defined in the LOC Loan Agreement) and could have converted to or renewed one or more Interest Rate Options with respect to all or any portion of the LOC Loans comprising any borrowing tranche provided that there could not have been at any time outstanding more than eight Borrowing Tranches. Monthly interest payments were due and payable in arrears on the first day of each month and on the LOC Maturity Date. The entire outstanding principal balance and any accrued and unpaid interest on the LOC Loans were due and payable in full on the LOC Maturity Date. In addition to monthly interest payments, the Company paid PNC Bank a non-refundable commitment fee equal to (a) the average daily difference between (i) the maximum principal amount of the LOC Loans minus (ii) the aggregate outstanding principal amount of all advances multiplied by (b) 0.15%. The commitment fee was payable in arrears on the first day of each calendar quarter until the LOC Maturity Date. The Company terminated the Line of Credit in January 2019.

As of December 31, 2018 and 2017, the advances obtained and certain financing costs incurred under the MCFA and the Line of Credit, which are included in credit facilities, net, in the accompanying consolidated balance sheets, are summarized in the following table:

	Amount of Advance as of December 31,
	2018	2017
Principal balance on revolving line of credit, gross(1)	$—	$45,000,000
Principal balance on master credit facility, gross	551,669,000	—
Deferred financing costs, net on master credit facility(2)	(3,612,316)	—
Deferred financing costs, net on revolving line of credit(3)	(44,247)	(151,212)

Credit facilities, net	$548,012,437	$44,848,788

(1)	At December 31, 2018, Landings of Brentwood was pledged as collateral pursuant to the Line of Credit. On January 9, 2019, the Company terminated the Line of Credit.
(2)	Accumulated amortization related to deferred financing costs in respect of the MCFA as of December 31, 2018 and 2017, was $428,641 and $0, respectively.
(3)	Accumulated amortization related to deferred financing costs in respect of the Line of Credit as of December 31, 2018 and 2017, was $280,753 and $173,788, respectively.

Maturity and Interest

The following is a summary of the Company’s aggregate maturities as of December 31, 2018:

	Maturities During the Years Ending December 31,
Contractual Obligations	Total	2019	2020	2021	2022	2023	Thereafter
Principal payments on outstanding debt obligations(1)	$1,057,228,333	$966,946	$1,186,787	$5,099,404	$5,204,834	$6,018,069	$1,038,752,293

(1)

Projected principal payments on outstanding debt obligations are based on the terms of the notes payable agreements. Amounts exclude the amortization of deferred financing costs associated with the notes payable.

The Company’s notes payable contain customary financial and non-financial debt covenants. As of December 31, 2018 and 2017, the Company was in compliance with all debt covenants.

For the years ended December 31, 2018, 2017 and 2016, the Company incurred interest expense of $44,374,484, $34,944,074 and $26,060,155, respectively. Interest expense for the years ended December 31, 2018, 2017 and 2016 includes amortization of deferred financing costs of $1,056,545, $1,012,380 and $937,075, net unrealized (gain) loss from the change in fair value of interest rate cap agreements of $(87,160), $447,668 and $270,222, amortization of loan discount of $207,074, $354,984 and $90,718, seasoning fees on the Credit Facility of $0, $85,426 and $0, Credit Facility commitment fees of $57,007, $45,680 and $65,302 and costs associated with the refinancing of debt of $587,520, $664,880 and $0, respectively.

Interest expense of $4,006,127 and $2,581,941 was payable as of December 31, 2018 and 2017, respectively, and is included in accounts payable and accrued liabilities in the accompanying consolidated balance sheets.